Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.086	$ 0.086	$ 0.086
Preferred stock, shares authorized	750,000,000	750,000,000	750,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.086	$ 0.086	$ 0.086
Common stock, shares authorized	2,000,000,000	117,647,059	117,647,059
Common stock, shares issued	9,375,127	2,250,210	280,117
Common stock, shares outstanding	9,375,127	2,250,210	280,117